Leases (Tables)	12 Months Ended
Jan. 31, 2020
Leases [Abstract]
Schedule of information about ifrs 16 lease financial position
The effect of adoption of IFRS 16 on the consolidated statements of financial position as at February 1, 2019 was as follows:

	As reported as at January 31, 2019	Effect of IFRS 16 transition		Subsequent to transition as at February 1, 2019

Cash	$100.0	$—		$100.0
Trade and other receivables	388.3	—		388.3
Income taxes and investment tax credits receivable	13.6	—		13.6
Other financial assets	12.8	—		12.8
Inventories	946.2	—		946.2
Other current assets	24.9	(0.9)		24.0
Total current assets	1,485.8	(0.9)		1,484.9

Investment tax credits receivable	14.5	—		14.5
Other financial assets	20.0	—		20.0
Property, plant and equipment	905.1	(7.3)	[a]	897.8
Intangible assets	478.7	(0.7)	[b]	478.0
Right-of-use assets	—	192.4		192.4
Deferred income taxes	169.6	6.6		176.2
Other non-current assets	3.5	—		3.5
Total non-current assets	1,591.4	191.0		1,782.4

Total assets	$3,077.2	$190.1		$3,267.3

Trade payables and accruals	$1,003.5	$—		$1,003.5
Provisions	408.6	—		408.6
Other financial liabilities	108.3	(0.1)		108.2
Income tax payable	68.3	—		68.3
Deferred revenues	71.3	—		71.3
Current portion of long-term debt	18.4	(1.6)	[c]	16.8
Current portion of lease liabilities	—	29.9		29.9
Total current liabilities	1,678.4	28.2		1,706.6

Long-term debt	1,197.1	(7.5)	[c]	1,189.6
Lease liabilities	—	187.2		187.2
Provisions	111.6	—		111.6
Other financial liabilities	28.4	(1.0)		27.4
Deferred revenues	129.7	—		129.7
Employee future benefit liabilities	237.1	—		237.1
Deferred income taxes	0.9	—		0.9
Other non-current liabilities	16.8	—		16.8
Total non-current liabilities	1,721.6	178.7		1,900.3
Total liabilities	3,400.0	206.9		3,606.9
Deficit	(322.8)	(16.8)		(339.6)

Total liabilities and deficit	$3,077.2	$190.1		$3,267.3
[a]	Leased equipment of $4.7 million and leased building of $2.6 million under IAS 17 reclassified within right-of-use assets under IFRS 16.

[b]	Leased software and licences of $0.7 million under IAS 17 reclassified within right-of-use assets under IFRS 16.

[c]	Finance lease liabilities of $9.1 million under IAS 17 reclassified within lease liabilities under IFRS 16.

Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Additions	Depreciation	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2020
Building & land	$171.4	$38.8	$(24.4)	$(0.9)	$13.3	$198.2
Equipment	20.0	7.7	(7.7)	—	(3.7)	16.3
Other	1.0	—	(0.2)	—	(0.6)	0.2
Total	$192.4	$46.5	$(32.3)	$(0.9)	$9.0	$214.7

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2020
Lease liabilities	$217.1	$46.5	$9.0	$(39.5)	$(0.6)	$8.4	$240.9
[a]	Includes $(9.0) million of interest paid.